Thornburg Intermediate Municipal Fund

Fund facts. . . as of 3/31/99

                                         Thornburg                 Thornburg                 Thornburg
                                        Intermediate               Intermediate              Intermediate
                                       Municipal Fund             Municipal Fund             Municipal Fund
                                          A Shares                   C Shares                  I Shares
SEC Yield                                   3.43%                      3.13%                     3.87%
Taxable Equiv. Yields                       5.68%                      5.18%                     6.41%
NAV                                       $13.59                     $13.61                    $13.57
Max. Offering Price                       $14.08                     $13.61                    $13.57

Total returns. . . as of 3/31/99
(Annual Average - After Subtracting Maximum Sales Charge)


One Year                                   1.24%                     4.55%                     5.22%
Five Year                                  5.52%                      N/A                       N/A
Since Inception                            6.58%                     5.81%                     5.22%
 (Inception date)                       (7/22/91)                  (9/1/94)                  (7/5/96)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 3.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Shareholder,

What a difference six months makes! Last autumn the world's leading economists and investment strategist predicted that the Russian financial crisis, coming on the heels of the Asian financial crisis, would send the world economy into a tailspin. Yields on 30-year U.S. government bonds dropped below 4.75% for the first time in 4 decades. Bond buyers at that time no doubt expected an economic slowdown that would be severe and long lasting. The gloomy experts were wrong. The U.S. economy delivered its strongest economic growth in a generation during the October 1 to April 1 period. Asian economies are gathering momentum, as are many other developing economies around the world. As we write this letter, the experts are trying to decide if better economic growth worldwide will pave the way for more inflation and higher interest rates. As they examine their crystal balls, interest rates are rising. As is often the case, the municipal bond market is reacting slowly to the changing scene. Whatever happens, we believe your laddered maturity municipal bond portfolio is well structured to adapt to changing circumstances and benefit from higher yields, if they should become available. On March 31, 1998 the net asset value per share of Thornburg
Intermediate Municipal Fund was $13.56. The price increased to $13.76 on September 30 (at the time of the economic slowdown panic), before settling at $13.59 on March 31, 1999, the conclusion of the first half of your fund's fiscal 1999. If you were with us for the entire last six months, you received dividends of 31.1 cents per share. If you reinvested your dividends you received 31.4 cents per share. Investors who owned C shares received dividends of 28.4 and 28.6, respectively. Your Thornburg Intermediate Municipal Fund portfolio currently holds 400 municipal obligations from 48 states and 2 U.S. Territories. Approximately 85% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 8.5 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

            % of portfolio                        Cumulative %
            maturing within                    maturing by end of

             2 years = 6%                         year 2 = 6%
       2 to 4 years = 11%                        year 4 = 17%
       4 to 6 years = 16%                        year 6 = 33%
       6 to 8 years = 19%                        year 8 = 52%
      8 to 10 years = 14%                       year 10 = 66%
     10 to 12 years = 11%                       year 12 = 77%
     12 to 14 years = 10%                       year 14 = 87%
      14 to 16 years = 6%                       year 16 = 93%
      16 to 18 years = 6%                       year 18 = 99%
       Over 18 years = 1%

Over the six months your average portfolio maturity has held steady. The passage of time shortened the maturities of the bonds we owned on October 1. We directed portfolio cash flow and new money into the middle of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds coming to market late last year. Today, we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. Any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. But tax receipts are beginning to slow down, and government spending is accelerating. Taken as a whole, U.S. cities continue to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news. If the current strength of the U.S. economy persists, we expect long maturity interest rates to increase in 1999. The supply of municipal bonds will continue to be plentiful. No politician gets elected as a budget cutter these days. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4 star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,

    Brian J. McMahon            George T. Strickland
    Portfolio Manager           Portfolio Manager

ASSETS

Investments at value (cost $431,308,876)                        $ 452,927,980
Cash                                                                   88,689
Receivable for fund shares sold                                       749,911
Interest receivable                                                 6,331,790
Prepaid expenses and other assets                                      99,706
Total Assets                                                      460,198,076

LIABILITIES

Payable for investments purchased                                  27,996,461
Payable for fund shares redeemed                                    1,179,858
Accounts payable investment advisor (Note 3)                          219,486
Dividends Payable                                                     547,255
Total Liabilities                                                  29,943,060

NET ASSETS                                                      $ 430,255,016

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($380,635,941 applicable to 27,999,721 shares of beneficial interest
outstanding - Note 4)                                           $       13.59

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)                               0.35
Maximum Offering Price Per Share                                $       13.94

Class C Shares:
Net asset value and offering price per share * ($25,659,864
applicable to 1,885,059 shares of beneficial interest
outstanding - Note 4)                                           $       13.61

Class I Shares:
Net asset value, offering and redemption price per share
($23,959,211 applicable to 1,764,968 shares of beneficial
interest outstanding - Note 4)                                  $       13.57

See notes to financial statements.


INVESTMENT INCOME:
Interest income (net of premium amortized
of $620,696)                                              $11,593,534

EXPENSES:
Investment advisory fees (Note 3)                           1,043,866
Administration fees (Note 3)
Class A Shares                                                233,204
Class C Shares                                                 14,146
Class I Shares                                                  5,447
Distribution and service fees (Note 3)
Class A Shares                                                438,423
Class C Shares                                                113,509
Transfer agent fees                                           103,713
Custodian fees                                                130,640
Registration and filing fees                                   45,196
Professional fees                                              23,225
Accounting fees                                                20,383
Director fees                                                   4,870
Other expenses                                                 18,163

Total Expenses                                              2,194,785

Less:
Expenses reimbursed by investment advisor (Note 3)           (106,750)

Net Expenses                                                2,088,035

Net Investment Income                                       9,505,499

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold                 (447,540)
Increase (Decrease) in unrealized appreciation of investme (4,541,741)

Net Realized and Unrealized Gain
(Loss) on Investments                                      (4,989,281)

Net Increase in Net Assets
Resulting from Operations                                 $ 4,516,218

See notes to financial statements.

INCREASE (DECREASE) IN
NET ASSETS FROM:


OPERATIONS:
Net investment income                               $ 9,505,499   $ 17,234,497
Net realized (loss) on investments sold                (447,540)        (6,912)
Increase (decrease) in unrealized
 appreciation of investments                         (4,541,741)     8,357,549
Net Increase in Assets Resulting From Operations      4,516,218     25,585,134


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (8,505,356)   (15,657,563)
Class C Shares                                         (470,084)      (651,834)
Class I Shares                                         (530,058)      (925,101)


FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                       16,977,405     51,262,140
Class C Shares                                        5,083,459      9,184,520
Class I Shares                                        3,763,475      3,422,817

Net Increase (Decrease) in Net Assets                20,835,059     72,220,113


NET ASSETS:

Beginning of period                                 409,419,957    337,199,844

End of period                                     $ 430,255,016  $ 409,419,957

See notes to financial statements.

Note 1 - Organization
Thornburg  Intermediate  Municipal  Fund (the "Fund"),  is a series of Thornburg
Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1999, the Adviser voluntarily waived certain operating expenses amounting to $106,750. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 1999, the Distributor earned commissions aggregating $39,266 from the sale of Class A shares and collected contingent deferred sales charges aggregating $4,922 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 1999, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest
At March 31, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $412,615,668. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended March 31, 1999        Year Ended September 30, 1998
Class A Shares                      Shares         Amount                Shares        Amount
Shares sold                       3,032,584    $ 41,472,148            7,385,323    $100,141,305
Shares issued to shareholders in
reinvestment of distributions       397,635       5,436,684              720,408       9,776,852
Shares repurchased               (2,189,874)    (29,931,427)          (4,320,609)    (58,656,017)

Net Increase                      1,240,345    $ 16,977,405            3,785,122    $ 51,262,140

Class C Shares
Shares sold                         534,465    $  7,321,335              856,554    $ 11,633,499
Shares issued to shareholders
in reinvestment of distributions     28,779         393,919               39,904         542,272
Shares repurchased                 (192,084)     (2,631,795)            (220,287)     (2,991,251)

Net Increase                        371,160    $  5,083,459              676,171    $  9,184,520

Class I Shares
Shares sold                         407,805    $  5,568,939              512,235    $  6,945,507
Shares issued to shareholders in
reinvestment of distributions        12,265         167,399               15,799         194,177
Shares repurchased                 (144,600)     (1,972,863)            (274,398)     (3,716,867)

Net Increase                        275,470    $  3,763,475              253,636    $  3,422,817

Note 5 - Securities Transactions
For the six months ended March 31, 1999 the Fund had purchase and sale transactions (excluding short-term securities) of $38,608,651 and $16,286,149, respectively. At March 31, 1999, net unrealized appreciation of investments was $21,619,104 resulting from $21,948,665 gross unrealized appreciation and $329,561 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 1999 aggregated $3,532,216. For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,430,348 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $1,201,221, September 30, 2003 - $2,097,003, September 30, 2005 - $70,912 and
September 30, 2006 - $61,212.


                                          Six Months Ended               Year Ended September 30,
                                           March 31, 1999     1998        1997       1996       1995       1994
Class A Shares:
Net asset value, beginning of period       $  13.76       $  13.46    $  13.23    $  13.18   $  12.73   $  13.47

Income from investment operations:
                Net investment income          0.31           0.63        0.66        0.68       0.68       0.67
                Net realized and unrealized
                gain (loss) on investments    (0.17)          0.30        0.23        0.05       0.45      (0.72)

Total from investment operations               0.14           0.93        0.89        0.73       1.13      (0.05)
Less dividends from:
                Net investment income         (0.31)         (0.63)      (0.66)      (0.68)     (0.68)     (0.67)
                Realized capital gains         0.00           0.00        0.00        0.00       0.00      (0.02)

Change in net asset value                     (0.17)          0.30        0.23        0.05       0.45      (0.74)

Net asset value, end of period             $  13.59       $  13.76    $  13.46    $  13.23   $  13.18   $  12.73

Total return (a)                               1.03%          7.08%       6.90%       5.64%      9.16%     (0.38)%

Ratios/Supplemental Data
Ratios to average net asset:
 Net investment income                         4.56%          4.65%       4.96%       5.12%      5.31%      5.23%
 Expenses, after expense reductions            0.99%          1.00%       1.00%       1.00%      1.00%      0.95%
 Expenses, before expense reductions           1.02%          1.04%       1.05%       1.09%      1.08%      1.05%

Portfolio turnover rate                        3.69%         16.29%      15.36%      12.64%     32.20%     27.37%

Net assets at end of period (000)          $ 380,636      $ 368,108   $ 309,293   $ 246,128  $ 227,881  $ 207,718


(a) Sales loads are not reflected in computing total return which is not annualized for periods less than one year. Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets



                                         Six Months Ended               Year Ended September 30,
                                           March 31, 1999     1998        1997       1996       1995       1994*
Class C Shares:
Net asset value, beginning of period       $  13.77       $  13.48    $  13.24    $  13.20   $  12.73   $  12.94

Income from investment operations:
                Net investment income          0.28           0.58        0.61        0.63       0.60       0.05
                Net realized and unrealized
                gain (loss) on investments    (0.16)          0.29        0.24        0.04       0.47      (0.18)

Total from investment operations               0.14           0.87        0.85        0.67       1.07      (0.13)
Less dividends from:
                Net investment income         (0.28)         (0.58)      (0.61)      (0.63)     (0.60)     (0.05)

Change in net asset value                     (0.16)          0.29        0.24        0.04       0.47      (0.18)

Net asset value, end of period             $  13.61       $  13.77    $  13.48    $  13.24   $  13.20   $  12.73

Total return (a)                               0.90%          6.57%       6.55%       5.14%      8.60%     (0.97)%

Ratios/Supplemental Data
Ratios to average net asset:
 Net investment income                         4.15%          4.23%       4.55%       4.73%      4.62%      4.51%
 Expenses, after expense reductions            1.40%          1.40%       1.40%       1.40%      1.66%      1.76%
 Expenses, before expense reductions           1.87%          1.93%       1.99%       1.97%      2.35%      1.76%

Portfolio turnover rate                        3.69%         16.29%      15.36%      12.64%     32.20%     27.37%

Net assets at end of period (000)           $ 25,660       $ 20,852    $ 11,292     $ 7,586    $ 4,001      $ 139


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
 *  Sales of Class C shares commenced September 1, 1994


                                     Six Months Ended                 Year Ended September 30
                                      March 31, 1999           1998            1997           1996 *
Class I Shares:
Net asset value, beginning of period     $13.74             $  13.44       $  13.23        $  13.00

Income from investment operations:
 Net investment income                    0.33                 0.67            0.70            0.17
 Net realized and unrealized
  gain on investments                    (0.17)                0.30            0.21            0.23

Total from investment operations          0.16                 0.97            0.91            0.40
Less dividends from:
 Net investment income                   (0.33)               (0.67)          (0.70)          (0.17)

Change in net asset value                (0.17)                0.30            0.21            0.23

Net asset value, end of period        $  13.57             $  13.74         $ 13.44         $ 13.23

Total return (a)                         1.18%                 7.41%           7.07%           3.11%

Ratios/Supplemental Data
Ratios to average net asset:
 Net investment income                   4.86%(b)              4.95%           5.16%           5.49%(b)
 Expenses, after expense reductions      0.69%(b)              0.69%           0.69%           0.70%(b)
 Expenses, before expense reductions     0.78%(b)              0.79%           1.24%           6.10%(b)

Portfolio turnover rate                  3.69%                16.29%          15.36%          12.64%

Net assets at end of period (000)     $ 23,959             $  20,461       $  16,615          $  689

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments

Thornburg Intermediate Municipal Fund                             March 31, 1999

CUSIPS:  Class A -885-215-202, Class C -885-215-780, Class I -885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C - THMCX, Class I - THMIX


Principal                                                                                             Credit Rating*
 Amount        Issuer-Description                                                                      Moody's/S&P         Value

Alabama        (2.90%)
 1,530,000     Alabama A & M University Housing & General Fee Revenue Series 1992,                        Aaa/AAA $     1,683,490
               6.20%due 11/1/2005 (Living and Learning Center Project; Insured: MBIA)
   500,000     Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                                 Aaa/AAA         561,160
   250,000     Alabama Municipal Electric Authority Power Supply System Series                            Aaa/AAA         269,120
               1991-A,6.50% due 9/1/2005 (Insured: MBIA)
   920,000     Birmingham Airport Authority Revenue Refunding, 5.25% due 7/1/2004                         Aaa/AAA         955,208
               (when issued)
   965,000     Birmingham Airport Authority Revenue Refunding, 5.25% due 7/1/2005                         Aaa/AAA         999,509
               (when issued)
 3,270,000     Birmingham Airport Authority Revenue Refunding, 5.50% due 7/1/2015                         Aaa/AAA       3,338,997
               (when issued)
   260,000     Birmingham South Med Clinic Sr Vincents Hospital, 6.30% due 11/1/2003                        NR/NR         270,499
 1,060,000     Mobile Refunding and Improvement Warrants, 0% due 2/15/2012                                Aaa/AAA         557,825
 1,505,000     Mobile Refunding and Improvement Warrants, 0% due 8/15/2012                                Aaa/AAA         772,501
   750,000     Montgomery County Revenue, 7.00% due 4/1/2007 (Human Resources Project)                      NR/NR         811,230
   935,000     Montgomery Special Care Facilities Series A, 5.10% due 5/1/2010                            Aaa/AAA         966,004
               (BaptistMed Center Project; Insured: AMBAC) (when issued)
 1,030,000     Montgomery Special Care Facilities Series A, 5.25% due 5/1/2012                            Aaa/AAA       1,065,216
               (BaptistMed Center Project; Insured: AMBAC) (when issued)
   920,000     Pell County Industrial Development Board Revenue Series 1989-A, 7.75%                        NR/NR         922,907
               due9/1/2004 (Shelby Creek Fabricators Project; LOC: Southtrust Bank)

Alaska         (1.10%)
 1,000,000     Alaska Industrial Development & Export Authority Series 1991-A, 7.30%                        A2/A-       1,022,790
               due4/1/2006
   845,000     Anchorage Electric Utility Revenue, 5.75% due 12/1/2005 (Insured: MBIA)                    Aaa/AAA         912,465
 1,500,000     North Slope Borough Alaska General Obligation Capital Appreciation                         Aaa/AAA       1,346,655
               Series1993-B, 0% due 1/1/2002 (Insured: MBIA)
 1,660,000     Seward Revenue, 7.375% due 10/1/2007 (Alaska Sealife Center Project)                         NR/NR       1,754,719

Arizona        (1.30%)
 2,710,000     Arizona Municipal Finance Program, 8.70% due 8/1/2005 (ETM)                                Aaa/AAA       3,408,042
   585,000     Coconinos Yavapai School District Sedona, 5.40% due 7/1/2002                                 NR/A-         610,231
   500,000     Maricopa County Unified School District 89, Dysart School District                         Aaa/AAA         460,005
               GeneralObligation, 0% due 7/1/2001 (Insured: FGIC)
   400,000     Tucson General Obligation Series D, 9.75% due 7/1/2012                                       NR/AA         594,288
   500,000     Tucson General Obligation Series D, 9.75% due 7/1/2013                                       NR/AA         750,365

Arkansas       (0.30%)
 1,335,000     Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007                                        A1/AA       1,433,056
               California          (11.90%)
   725,000     Big Bear Area Regional Wastewater Refunding, 5.00% due 4/1/2010                            Aaa/AAA         762,287
               (Insured:AMBAC)
 2,735,000     California Health Facilities Financing Insured Casa De Las Campras A,                        NR/A+       2,887,996
               5.50%due 8/1/2011
   705,000     California Health Facilities Financing Insured Health Facility                               NR/A+         717,753
               SacramentoMed A, 5.30% due 5/1/2015
   500,000     California Health Facilities Financing Authority, 5.625% due 5/15/2008                       NR/A-         525,415
   675,000     California Housing Finance Authority Revenue Series 1985-B, 9.875%                          Aa/AA-         704,207
               due2/1/2017
 1,700,000     California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011                      Aaa/NR       1,881,917
 1,000,000     California Statewide Community Development Authority Series 1996-A,                          NR/A+       1,094,990
               6.00%due 9/1/2005 (San Gabriel Medical Center Project; Insured:
               California Health)
 4,500,000     California Statewide Community Development Authority Certificate                           Aaa/AAA       4,850,775
               of Participation, 5.50% due 10/1/2007 (Unihealth America Project;
               Insured:AMBAC)
 3,340,000     California Statewide Community Development Authority Certificate                             NR/A+       3,610,072
               of Participation, 5.90% due 4/1/2009
 1,740,000     Escondido Joint Powers Financing Authority Lease Revenue, 0% due                           Aaa/AAA       1,203,175
               9/1/2007(Center for the Arts Project; Insured: AMBAC)
 1,000,000     Fremont Multi Family Housing Revenue Series A, 5.40% due 1/1/2026                           NR/AAA       1,051,270
               put 1/1/06 (Durham Greens Project; Insured: FNMA)
 8,095,000     Glendale Hospital Revenue Refunding Revenue, 7.75% due 1/1/2009                              NR/A+       9,671,582
               (VerdugoHills Project; Insured: Industrial Indemnity)
   500,000     Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 ,                             Baa3/NR         575,870
               pre-refunded8/1/05
   500,000     Los Angeles Water and Power, 9.00% due 9/1/2004                                             Aa3/A+         611,635
   160,000     Orange County Refunding Recovery A, 5.20% due 6/1/2003 (ETM)                               Aaa/AAA         169,942
   190,000     Orange County Unrefunded Bal Refunding Recovery A, 5.20% due                               Aaa/AAA         201,505
               6/1/2003(Insured: MBIA)
   100,000     Orange County Local Transportation Authority Sales Tax Revenue, 5.50%                       Aa/AA+         103,848
               due2/15/2001
 1,190,000     Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)                       Aaa/AAA       1,342,332
 2,280,000     Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)                       Aaa/AAA       2,607,362
 2,850,000     Orange County Special Financing Authority Teeter Plan Revenue Series                       A2/BBB+       2,995,550
               E,6.35% due 11/1/2014 put 11/1/01 (LOC: Industrial Bank of Japan)
 1,500,000     Sacramento Municipal Utility District Electric Revenue, 7.32%                              Aaa/AAA       1,719,375
               (variablerate) due 11/15/2006 (Insured: FSA)
   500,000     San Diego County Water Authority Revenue & Refunding Series 1993-A,                        Aaa/AAA         599,375
               7.994%(variable rate) due 4/25/2007 (Insured: FGIC)
 1,925,000     San Diego Water Revenue Certificate of Participation, 6.25% due 5/1/2004                   Aa3/AA-       2,070,261
   380,000     San Francisco Downtown Parking Corporation Series 1993, 5.55% due                            A3/NR         380,000
               4/1/1999
   405,000     San Francisco Downtown Parking Corporation Series 1993, 5.70% due                            A3/NR         413,760
               4/1/2000
   425,000     San Francisco Downtown Parking Corporation Series 1993, 5.85% due                            A3/NR         441,129
               4/1/2001
   145,000     San Marcos Certificate of Participation Series C, 0% due 8/15/2005 (ETM)                    NR/AAA         112,237
   740,000     San Marcos Certificate of Participation Series D, 0% due 9/2/2005 (ETM)                     NR/AAA         571,709
 5,935,000     Santa Clara County Financing Authority Multiple Facilities Series B,                       Aaa/AAA       5,922,418
               5.25%due 5/15/2016 (when issued)
 1,000,000     Southern California Public Power Transmission Project Revenue, 0%                             Aa/A         477,240
               due7/1/2014
 1,000,000     Stanton Multi Family Housing Revenue Bond Series 1997, 5.62% due                            NR/AAA       1,063,170
               8/1/2029 ,put 8/1/09 (Continental Gardens Project; Collateralized: FNMA)
   700,000     Sulphur Springs School District General Obligation Series B, 5.60%                            NR/A         756,980
               due3/1/2004
   800,000     Sulphur Springs School District General Obligation Series B, 5.70%                            NR/A         876,288
               due3/1/2005
   450,000     Sunline Transit Agency Certificate of Participation Series A, 5.625%                          A/NR         482,090
               due7/1/2004
   215,000     Sunline Transit Agency Certificate of Participation Series A, 5.75%                           A/NR         232,750
               due7/1/2005

Colorado       (2.60%)
   100,000     Arvada Company Industrial Development Revenue, 5.25% due 12/1/2007                           NR/NR         103,010
               (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
   450,000     Arvada Company Industrial Development Revenue, 5.60% due 12/1/2012                           NR/NR         452,938
               (WancoIncorporated Project; LOC: U.S. Bank, N.A.)
   500,000     Colorado Health Facilities Auth. Retirement Revenue, 0% due 7/15/2020                       NR/AAA         158,825
   500,000     Colorado Health Facilities Authority Revenue Refunding National                            Baa1/NR         492,565
               BenevolentAssociation Series B, 5.10% due 2/1/2012
   420,000     Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/2002                              A/NR         439,954
 1,500,000     Colorado Student Obligation Bond Student Loan Senior Subordinated Series                     A2/NR       1,573,425
               B,6.20% due 12/1/2008
   960,000     Colorado Student Obligation Bond Authority Student Loan Revenue Series                        A/NR       1,007,914
               B,5.90% due 9/1/2002
   600,000     Colorado Student Obligation Bond Loan Series L, 6.00% due 9/1/2001                            A/NR         627,216
 2,000,000     Dawson Ridge Met District 1, 0% due 10/1/2022                                               Aaa/NR         520,620
 2,830,000     Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre                              A2/NR       3,526,463
               SchoolDistrict R1 Project)
 2,500,000     Mesa Valley School District Certificate of Participation Series B,                         Aaa/AAA       2,717,650
               6.875%due 12/1/2005 (Insured: FSA)
   250,000     Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05%                           A/NR         265,948
               due8/1/2009

Connecticut    (1.00%)
 3,000,000     Bristol Resource Recovery Facility Operating Committee - Solid                               A2/NR       3,138,030
               WasteRevenue Refunding Series 1995, 6.125% due 7/1/2003 (Ogden Martin at
               BristolProject)
   105,000     New Britain Senior Citizen Housing Development Mortgage Revenue                             NR/AAA         110,270
               RefundingSeries A, 6.50% due 7/1/2002 (Nathan Hale Apartments Project;
               Insured: FHA)
   500,000     Stratford General Obligation Series 1992, 7.15% due 3/1/2003                                 NR/NR         541,335
   500,000     Stratford General Obligation Series 1992, 7.20% due 3/1/2004                                 NR/NR         541,755
               Delaware           (0.80%)
 3,235,000     Delaware Transportation Authority System Revenue, 6.25% due 7/1/2004                         A1/AA       3,480,375

District of
Columbia       (1.80%)
   600,000     District Columbia Hospital Revenue Refunding Medlantic Healthcare Group                    Aaa/AAA         630,396
               A,5.375% due 8/15/2015
   305,000     District Columbia Housing Mortgage Revenue, 5.30% due 12/1/2009                             NR/AAA         316,687
 2,000,000     District Columbia Revenue Series A, 5.00% due 1/1/2019 (National Academy                   Aaa/AAA       1,950,820
               of Science Project)
 1,000,000     District of Columbia Certificate of Participation Series 1993, 7.30%                        NR/BB-       1,063,830
               due1/1/2013
   100,000     District of Columbia HFA Mortgage Revenue Refunding, 6.00% due                             Aaa/AAA         102,053
               7/1/2002(Insured: MBIA)
 1,295,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group)                         Aaa/AAA       1,418,375
               Series1997-A, 6.00% due 8/15/2004 (Insured: MBIA)
 1,000,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group)                         Aaa/AAA       1,104,960
               Series1997-A, 6.00% due 8/15/2005 (Insured: MBIA)
    75,000     District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003                               NR/NR          79,987
   325,000     District of Columbia Revenue, 0% due 2/15/2002 (Assoc. of American                          NR/AA-         287,940
               MedicalColleges)
   250,000     District of Columbia Revenue, 0% due 2/15/2004 (Assoc. of American                          NR/AA-         201,365
               MedicalColleges)
   925,000     District of Colunbia Un-refunded Balance Refunding A, 5.75% due 6/1/2003                    Ba1/BB         974,275

Florida        (5.10%)
 1,000,000     Brevard County Florida School Board Certificates Participation Series                      Aaa/AAA       1,074,120
               A,5.40% due 7/1/2010 (Insured: AMBAC)
 1,495,000     Broward County Housing Finance Authority Refunding Series A, 5.20%                          Aaa/NR       1,513,613
               due4/1/2017 (Collateralized: FNMA/GNMA)
 1,190,000     Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke                           NR/NR       1,240,777
               ParkApts Project; LOC: Florida Housing Finance Corp.)
   240,000     Dade County Educational Facilities Revenue, 9.70% due 4/1/2010                             Aaa/AAA         255,276
               pre-refunded4/1/00 @ 102 (University of Miami Project; Insured: MBIA)
 1,000,000     Dade County General Obligation, 7.00% due 10/1/2006 (Insured: AMBAC)                       Aaa/AAA       1,178,550
 1,100,000     Duval County HFA Multi Family Housing Revenue Series 1996, 5.35%                              NR/A       1,146,387
               due9/1/2006 (St. Augustine Apartments Project)
   140,000     Duval County HFA Single Family Housing Revenue Series 94, 6.10%                             Aaa/NR         145,898
               due4/1/2006 (GNMA Guaranteed)
   140,000     Duval County HFA Single Family Housing Revenue Series 94, 6.10%                             Aaa/NR         146,241
               due10/1/2006 (GNMA Guaranteed)
 2,320,000     Enterprise Community Development District Assessment Bonds, 6.00%                          Aaa/AAA       2,528,058
               due5/1/2010 (Insured: MBIA)
   250,000     Florida Housing Finance Authority Multi Family Housing Revenue, 5.10%                       NR/AA-         252,885
               due4/1/2013  put 4/1/02 (Park Colony Project; LOC: Mellon Bank)
   110,000     Florida State Board of Education Cap Outlay, 9.125% due 6/1/2014                           Aaa/AAA         155,404
   690,000     Florida State Board of Education Cap Outlay, 9.125% due 6/1/2014                           Aa2/AA+         982,146
   370,000     Halifax Hospital Medical Center Health Care Facilities Revenue Series                         NR/A         373,482
               A,5.00% due 4/1/2011 (Insured: ACA)
   750,000     Halifax Hospital Medical Center Health Care Facilities Revenue Series                         NR/A         751,170
               A,5.00% due 4/1/2012 (Insured: ACA)
   320,000     Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/2007                          Baa1/NR         362,266
               (NationalBenevolent Association Project)
   100,000     Lee County Hospital Board Director's Revenue Series A, 5.70% due                           Aaa/AAA         104,155
               4/1/2001(Lee Memorial Hospital Project; Insured: MBIA)
 2,515,000     Miami Dade County Special Obligation Subordinated Series C, 0%                             Aaa/AAA       1,299,727
               due10/1/2012 (Insured: MBIA)
 5,000,000     Miami Dade County Special Obligation Subordinated Series 1997-C, 0%                        Aaa/AAA       2,439,850
               due10/1/2013 (Insured: MBIA)
   500,000     Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014                             Aaa/AAA         687,830
               (Insured:FGIC)
   150,000     Osceola County Health Facilities Revenue Series 1994, 5.75% due                            Aaa/AAA         161,818
               5/1/2004(Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)
 2,000,000     Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put                         NR/AA-       2,111,820
               6/1/08(Cypress Trail Apartments  Project; Guaranty: Axa Reinsurance)
   650,000     Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004                                  Aaa/AAA         719,199
 1,735,000     Pinellas County Health Facilities Authority Series 1994-A, 5.75%                            Aaa/NR       1,770,151
               due8/1/2001 (Multi County Project; FNMA/GNMA Collateralized)
 1,405,000     South Broward Hospital District Revenue, 7.50% due 5/1/2008                                Aaa/AAA       1,612,982
               (Insured:AMBAC)

Georgia        (1.10%)
   250,000     Atlanta Urban Residential Housing MFHR, 5.35% due 5/20/2007 (Fulton                         NR/AAA         260,010
               CottonMill Project; Guaranteed: GNMA)
 1,800,000     George L Smith Georgia World Center Refunding, 6.00% due 7/1/2010                          Aaa/AAA       1,929,078
               (whenissued)
 2,000,000     George L Smith Georgia World Center Refunding, 5.75% due 7/1/2015                          Aaa/AAA       2,068,960
               (whenissued)
   250,000     Georgia Municipal Electric Authority Power Revenue Series Y, 10.00%                          A3/A+         358,410
               due 1/1/2010
 1,500,000     Richmond County Development Authority Revenue, 0% due 12/1/2021                             Aaa/NR         418,665

Hawaii         (0.50%)
 1,400,000     Hawaii Department Budget & Finance, 5.35% due 7/1/2018 (Wilcox                             NR/BBB+       1,333,612
               MemorialHospital Project)
   970,000     Hawaii Housing Finance Development Corporation Series B, 5.85% due                          Aa1/AA       1,012,350
               7/1/2017

Idaho          (1.60%)
 1,060,000     Boise City Industrial Development Corporation, 5.05% due                                     A1/NR       1,070,907
               12/15/2006(Western Trailer Company Project)
   985,000     Boise City Industrial Development Corporation, 5.40% due                                     A1/NR         998,416
               12/15/2009(Western Trailer Company Project; LOC: First Security)
   750,000     Idaho Health Facilities Authority Hospital Revenue Idaho                                    NR/BBB         738,368
               ElksRehabilitation Hospital Project, 5.30% due 7/15/2018
 1,000,000     Idaho Housing & Finance Association Single Family Housing Revenue                           Aaa/NR       1,029,710
               SeriesI-2, 5.65% due 7/1/2016
 1,000,000     Idaho Housing & Finance Association Single Family Mortgage Revenue,                         Aaa/NR       1,033,630
               5.70%due 7/1/2016
   555,000     Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875%                        Aa1/AA         570,290
               due 1/1/2021
   955,000     Idaho Student Loan Series 1992-B, 6.00% due 4/1/2000                                         NR/NR         970,910
   705,000     Idaho Student Loan Revenue, 5.875% due 4/1/1999                                              NR/NR         705,000

Illinois       (7.70%)
 1,930,000     Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00%                            NR/BBB-       2,307,006
               due 12/1/2010
   300,000     Central Lake County Joint Action Water Agency Series 1991, 0% due                          Aaa/AAA         231,591
               5/1/2005(Insured: MBIA)
 2,845,000     Chicago O'Hare International Airport Special Facility Revenue                              Aaa/AAA       2,963,153
               RefundingInternational Terminal, 5.50% due 1/1/2010 (Insured:
               AMBAC)(when issued)
 6,795,000     Chicago O'Hare International Airport Special Revenue                                       Aaa/AAA       7,024,739
               RefundingInternational Terminal, 5.50% due 1/1/2013 (Insured:
               AMBAC)(when issued)
 2,285,000     Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014                        NR/A       2,301,955
 4,000,000     Cook County Community Collection Dist 508, 7.70% due 12/1/2005                             Aaa/AAA       4,820,840
               (Insured:MBIA)
   655,000     Du Page County School District Capital Appreciation, 0% due 2/1/2010                        Aaa/NR         393,052
   500,000     Illinois Development Financing Authority, 7.125% due 3/15/2007                              NR/AA-         550,995
               (Children'sHome & Aid Society Project; LOC: American National Bank of
               Chicago)
 2,400,000     Illinois Development Financing Authority Debt Restructuring Revenue                           NR/A       2,724,600
               Series1994, 7.25% due 11/15/2009 (East St. Louis Project)
   320,000     Illinois Educational Facilities Authority Revenue, 7.125% due 7/1/2011                       A1/NR         349,613
 1,500,000     Illinois Educational Facilities Authority Revenues Midwestern University                      NR/A       1,528,665
               BAca Cbi, 5.50% due 5/15/2018
 1,000,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00%                           Baa2/BBB       1,056,440
               due7/1/2002 (Trinity Medical Center Project)
   103,000     Illinois Health Facilities Authority Revenue Series A, 7.60% due                           Aaa/AAA         122,450
               8/15/2010(Insured: FSA)
   693,000     Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010                          Aaa/AAA         740,983
               (Insured:FSA)
   500,000     Illinois Health Facilities Authority Revenue Refunding Series 1992,                       Baa2/BBB         537,155
               7.00%due 1/1/2007 (Mercy Hospital Project)
 1,525,000     Illinois State University Auxiliary Facilities System Revenue Series                       Aaa/AAA       1,387,445
               1992,0% due 10/1/2001 (Insured: MBIA)
 1,000,000     Lake County Community Consolidated School District 73, 9.00% due                            Aaa/NR       1,272,050
               1/1/2006(Insured: FSA)
   710,000     McHenry County School District Woodstock General Obligation, 6.80%                         Aaa/AAA         812,709
               due1/1/2006 (Insured: FSA)
   240,000     Rock Island Residential Mortgage Revenue, 7.70% due 9/1/2008                                 Aa/NR         255,290
   800,000     Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006                            Aa/NR         951,256
 1,000,000     Southwestern Illinois Development Authority Medical Facilities Series                     Baa3/BBB       1,070,960
               A,7.00% due 8/15/2012
   750,000     Springfield Illinois Electric Revenue, 6.50% due 3/1/2008                                    Aa3/A         860,925
   300,000     St Clair County Series A, 5.30% due 10/1/2012                                              Aaa/AAA         311,958
   100,000     Will & Kendall Counties Community School District 202 General                              Aaa/AAA         103,497
               Obligation,5.45% due 1/1/2005 (Insured: AMBAC)

Indiana        (4.90%)
   540,000     Brownsburg Multi School Building Corp First Mortgage Bonds, 9.90%                             NR/A         706,309
               due7/1/2005 (ETM)
   395,000     Carmel Economic Development Revenue Refunding FHA Loan Cool Creek,                           Aa/NR         418,866
               5.875%due 9/1/2005
   665,000     Danville Community Elementary School Building Corporation, 6.75%                             NR/NR         727,038
               due1/15/2004
 1,355,000     Delaware County Economic Development Income Tax Lease Rental                                Aaa/NR       1,415,542
               RefundingSeries 1998, 5.25% due 12/1/2009 (Insured: MBIA)
 1,265,000     Fort Wayne Airport First Mortgage, 5.25% due 7/15/2011                                      Aa3/NR       1,269,035
 1,500,000     Fort Wayne International Airport First Mortgage, 5.125% due                                 Aaa/NR       1,492,650
               1/15/2015(Insured: MBIA)
 1,000,000     Gary Building Corporation - Lake County First Mortgage Series 1994-B,                        NR/NR       1,132,470
               8.25%due 7/1/2010 (Sears Building Project)
   255,000     Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008                                        NR/A         280,561
 2,600,000     Hamilton Southeastern North Delaware School Building, 6.25% due                            Aaa/AAA       2,936,700
               7/15/2006
   700,000     Indiana Bond Bank Special Program Series 1991-F, 7.00% due 8/1/2007                          NR/A+         749,217
 1,370,000     Indiana Health Facility Hospital Revenue Sisters of St Francis Health                      Aaa/AAA       1,367,493
               A,5.125% due 11/1/2017
   885,000     Indiana Public School Building Corp First Mortgage, 6.00% due 1/5/2007                       NR/AA         981,474
   910,000     Indiana Public School Building Corp First Mortgage, 6.00% due 7/5/2007                       NR/AA       1,014,532
   740,000     Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009                            Aa/AA-         459,192
 1,195,000     Lake Central Multi District School Building Mortgage Revenue Series                         NR/AAA       1,308,477
               1992-B,6.25% due 1/15/2004
 1,880,000     Noblesville High School Building Corp First Mortgage Bonds, 5.75%                          Aaa/AAA       2,059,427
               due1/5/2007 (Insured: AMBAC)
   645,000     North Lawrence Multi School Building Corp Revenue, 6.30% due 7/1/2003                         NR/A         692,827
 1,000,000     Penn High School Building Corporation Series 1992, 6.00% due 6/15/2003                        NR/A       1,072,640
 1,375,000     Seymour Community High School Refunding First Mortgage, 5.50% due                          Aaa/AAA       1,481,040
               7/5/2009
   730,000     Warrick County Multi Family Housing Revenue, 5.00% due 10/1/2029                             NR/NR         734,504
               put10/1/00 (Village Community Partners Project)

Iowa           (1.10%)
   185,000     Council Bluffs General Obligation Capital Loan Notes Series B, 5.35%                         NR/NR         191,181
               due6/1/2004
 2,750,000     Iowa State Department General Services Certificate of Participation                        Aaa/AAA       3,012,790
               Series1992, 6.50% due 7/1/2006 (Insured: AMBAC)
 1,500,000     Iowa Student Loan Liquidity Corporation Refunding Senior Series B,                          Aaa/NR       1,581,315
               5.75%due 12/1/2007

Kentucky       (2.70%)
 1,000,000     Erlanger Improvement Assessment, 7.375% due 8/1/2010 (Public                                 NR/NR       1,027,560
               Improvement1993 Project; LOC: PNC Bank of Ohio)
 2,160,000     Fulton County Industrial Building Revenue Series 1995, 7.20% due                             NR/NR       2,196,655
               2/1/2003(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)
 3,520,000     Fulton County Industrial Building Revenue Series 1995, 7.60% due                             NR/NR       3,584,839
               2/1/2007(H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)
 1,665,000     Hickman Industrial Building Revenue, 6.95% due 8/1/2009 (H.I.S. Jeans                        NR/NR       1,663,452
               ofKentucky Project)
   750,000     Kentucky State Turnpike Authority Recovery Revenue, 6.00% due                              Aaa/AAA         751,567
               7/1/2009(Insured: MBIA)
   605,000     Mt. Sterling League of Cities Funding Trust Lease Series A, 5.625%                           Aa/NR         638,118
               due3/1/2003 (Investment Agreement w/ Transamerica Life; Guaranteed:
               HealthManagement Assoc.)
   100,000     Muhlenberg County Industrial Development Harsco Corporation Project,                          NR/A         103,924
               7.00%due 9/1/2001
 1,120,000     Paintsville First Mortgage Revenue Refunding Series 1991, 8.65%                              NR/NR       1,221,595
               due9/1/2005 (Paul B. Hall Medical Center Project)
   935,000     Wilmore Housing Facilities Revenue United Methodist Retirement                               NR/NR         922,695
               Community,5.55% due 7/1/2013

Louisiana      (5.00%)
   465,000     Calcasieu Parish Industrial Development Board Pollution Control                           Baa2/BBB         467,427
               Revenue,7.80% due 12/1/2005 (Cities Service Corporation Project)
    25,963     East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25%                      Aaa/AAA          27,021
               due2/25/2011 (GNMA Collateralized)
 1,250,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due                                  NR/AAA       1,392,500
               9/1/2005(Insured: FGIC)
 1,575,000     Louisiana Public Facilities Authority Hospital Refunding Louisiana                         Aaa/AAA       1,638,488
               HealthSystems Corporation Project, 5.25% due 10/1/2011
   250,000     Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019                             NR/AA-         260,860
               (CarlyleApts. Project; LOC: United Bank of Switzerland)
 7,500,000     Louisiana Public Facilities Authority Revenue Refinancing, 8.00%                             NR/NR       8,120,175
               due10/1/2009 (Schwegman Westside Expressway Project)
 4,315,000     New Orleans Refunding Certificates Indebtedness Series B, 5.10%                            Aaa/AAA       4,483,328
               due12/1/2010
 1,000,000     New Orleans Refunding Certificates Indebtedness Series B, 5.00%                            Aaa/AAA       1,014,070
               due12/1/2012
 6,200,000     Orleans Parish School Board, 0% due 2/1/2008                                               Aaa/AAA       3,924,786
 1,285,000     Terrebonne Parish Hospital Service Refunding, 5.30% due                                    Aaa/AAA       1,308,169
               4/1/2015(Terrebonne General Med Center Project)

Maine          (0.10%)
   415,000     Maine Student Loan Revenue Refunding, 6.90% due 11/1/2003                                     A/NR         435,323

Maryland       (0.30%)
   935,000     Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024                        NR/BBB       1,019,468
               put12/1/03 (Twin Coves Apartment Project; Hud Section 8)
   500,000     Maryland St. CDA Department Housing & Community Development Single                          Aa2/NR         529,720
               FamilyProgram First Series, 5.60% due 4/1/2005

Massachusetts  (3.00%)
 1,685,000     Brockton General Obligation, 5.10% due 4/1/2011                                            Aaa/AAA       1,740,335
 1,000,000     Fall River General Obligation, 5.25% due 6/1/2010 (Insured: MBIA)                          Aaa/AAA       1,049,280
   310,000     Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50%                      A2/BBB         344,596
               due10/15/2011
   425,000     Holyoke General Obligation School Project Loan Act of 1948, 7.35%                          Baa2/NR         453,896
               due8/1/2002 pre-refunded 8/1/01
 1,000,000     Holyoke General Obligation School Project Loan Act of 1948, 7.65%                          Baa2/NR       1,106,120
               due8/1/2009
 2,730,000     Massachusetts Housing Finance Authority Insured Rental Housing                             Aaa/AAA       2,867,647
               Series1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
 1,350,000     Massachusetts Industrial Financing Agency Revenue, 5.50% due                               Aaa/AAA       1,468,260
               7/1/2007(Suffolk University Project)
 1,905,000     Massachusetts Industrial Financing Agency Revenue Series A, 6.125%                         Aaa/AAA       1,976,971
               due12/1/2011 (Insured: MBIA)
 1,000,000     Massachusetts Industrial Financing Authority Revenue Refunding                            Baa1/BBB       1,050,860
               Series1993-A, 6.15% due 7/1/2002 (Massachusetts Refusetech Project)
   100,000     Massachusetts State Health & Education Facilities Authority Series                            A1/A         100,893
               B,6.875% due 7/1/1999 (Charlton Hospital Project)(ETM)
   500,000     Massachusetts State Health & Education Facilities Authority Revenue,                       Baa3/NR         516,225
               6.25%due 7/1/2004
   500,000     Massachusetts State Health & Education Facilities Authority Revenue,                       Aaa/BBB         556,075
               6.625%due 11/15/2022
   185,000     Plymouth County Certificates Participation, 5.00% due                                      Aaa/AAA         194,542
               10/1/2007(Correctional Facility Project)

Michigan       (4.90%)
   455,000     Auburn Hills Economic Limited Obligation Revenue Refunding and                               NR/NR         476,553
               Improvement,6.15% due 12/1/2005 (Foamade Industries Project; LOC:
               Michigan NationalBank)
   500,000     Detroit Unlimited Tax General Obligation, 8.00% due 4/1/2011                              Baa1/AAA         551,605
               pre-refunded4/1/01 @ 102
 1,000,000     Flint Hospital Building Authority Revenue, 5.375% due 7/1/2018 (Hurley                        NR/A         993,390
               MedCenter Project)
 2,450,000     Flint Refunding Tax Increment General Obligation Fin Auth, 6.125%                        Baa3/BBB+       2,555,938
               due6/1/2006
 1,785,000     Kalamazoo Hospital Finance Authority Revenue Refunding Bronson                              Aaa/NR       1,891,975
               Methodist,5.50% due 5/15/2012
 1,000,000     Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013                     Aaa/AAA       1,226,310
   965,000     Kent Hospital Finance Authority Revenue Refunding Series 1992, 6.20%                       Aaa/AAA       1,039,942
               due11/1/2002 (Pinerest Christian Hospital Project; Insured: FGIC)
 2,350,000     Michigan Higher Education Facilities Authority Refunding Limited                             NR/A+       2,377,754
               ObligationThomas M Cooley, 5.35% due 5/1/2015
   700,000     Michigan Public Power Agency Series 1997-A, 5.50% due 1/1/2004                             Aaa/AAA         747,467
               (CampbellProject; Insured: AMBAC)
 1,000,000     Michigan State Housing Development Authority Rental Revenue, 3.60%                           NR/A+       1,055,720
               due4/1/2004 (Insured: AMBAC)
   500,000     Michigan State Housing Redevelopment Authority Ltd. Obligation, 6.50%                      Aaa/AAA         537,160
               due9/15/2007 (Greenwood Villa Project; Insured: FSA)
 1,100,000     Michigan Strategic Fund Refunding Series B, 5.125% due 9/1/2013                             Aa3/NR       1,100,418
               (HopeNetwork Project)
 1,215,000     Michigan Strategic Fund Limited Obligation Refunding Revenue Series                          NR/NR       1,313,403
               992,6.25% due 8/15/2004 (Environmental Research Institute Project)
 2,000,000     Pontiac Federal Building Authority Refunding, 6.00% due 4/1/2006                           Aaa/AAA       2,220,220
               (Insured:FSA)
   895,000     Pontiac Stadium Building Authority Revenue, 6.60% due 3/1/2000                             Baa3/NR         913,777
 1,530,000     Southfield Economic Development Corporation Refunding Revenue N.W.                           NR/NR       1,618,587
               12Limited Partneship, 7.25% due 12/1/2010
 1,025,000     Wayne County Building Authority Limited Tax General Obligation Sinking                   Baa2/BBB+       1,154,683
               Fund Series 1992-A, 7.80% due 3/1/2005 pre-refunded 3/1/02 @ 102
   225,000     Wayne County Downriver System Sewage Disposal Series A, 7.00% due                        Baa1/BBB-         242,235
               11/1/2013

 Minnesota                                                                                                                  (0.30%)
   695,000     Minneapolis Special School Distirict Certificate of Participation,                            A1/A         704,383
               5.40%due 2/1/2001
   845,000     Monticello Pollution Control Revenue Northern States Power Co., 5.375%                       A1/AA         849,064
               due2/1/2003

Mississippi    (1.40%)
 3,300,000     Adams County Hospital Revenue Series 1991, 7.90% due 10/1/2008                              Aaa/NR       3,685,770
               (JeffersonDavis Memorial Hospital Project)
 1,500,000     Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009                         A/NR       1,600,500
   200,000     Mississippi Hospital Equipment and Facilities Revenue Series A, 7.25%                      Aaa/AAA         208,472
               due5/1/2000 (Baptist Medical Center Project; Insured: MBIA)(ETM)
 1,000,000     Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush                          Baa3/AAA       1,081,960
               FoundationProject; Guaranteed: Connie Lee)

Missouri       (1.10%)
   200,000     Missouri State Economic Development Export and Infrastructure Board                          NR/AA         205,764
               MFHRSeries 1991-A, 7.25% due 9/15/2002 (Quality Hill Project; Insured:
               AssetGuaranty)
   650,000     Missouri State Health and Education Facilities Authority, 0% due                             NR/NR         570,310
               7/1/2002(Missouri Baptist Medical Center Project)(ETM)
   800,000     Missouri State Health and Educational Facilities, 7.00% due 6/1/2015                       Aaa/AAA         849,912
               (SSMHealth Care Project)
   545,000     Missouri State Health and Educational Facility Revenue, 5.40% due                             NR/A         557,524
               10/1/2014(Southwest Baptist University Project)
 2,365,000     St. Louis Board of Education General Obligation, 8.50% due                                 Aaa/AAA       2,844,764
               4/1/2004(Insured: FGIC)

Montana        (0.20%)
   845,000     Montana Higher Education Student Assistance Corp Series 1992-B, 7.05%                         A/NR         920,627
               due6/1/2004

Nebraska       (0.80%)
   750,000     Clay County Industrial Development Revenue, 5.25% due 3/15/2014                              NR/NR         737,783
               (HybridsCooperative Project)
 2,070,000     Douglas County Industrial Development Revenue Series 1994, 6.40%                             NR/NR       2,157,602
               due9/1/2014 mandatory put 9/1/04 (Aksarben Foods Project; LOC: Norwest
               Bank)
   700,000     Nebraska Investment Finance Authority, 6.65% due 3/1/2000 (Insured:                        Aaa/AAA         722,071
               MBIA)

Nevada         (0.10%)
   370,000     Clark County Certificate of Participation, 5.75% due 3/17/2001                                A/NR         372,904
               (UniversityMedical Center Project)

New Hampshire  (0.20%)
 1,000,000     New Hampshire Higher Educational Health, 5.25% due 10/1/2018                                  NR/A         983,230
               (FranklinPierce College Project; Insured: ACA)

New Jersey     (0.60%)
   200,000     Atlantic County Certificates Participation Public Facilities                               Aaa/AAA         236,966
               LeaseAgreement, 7.30% due 3/1/2006
   280,000     Cape May County Municipal Utilities Authority, 6.60% due 8/1/2003                            A1/A+         303,906
   460,000     Jersey County Sewer Authority, 9.00% due 1/1/2006 (Insured: FGIC)                          Aaa/AAA         464,444
   365,000     New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for                           A3/A         383,721
               LivingDevelopment Project; LOC: Midlantic National Bank)
   350,000     New Jersey Health Care, 7.20% due 7/1/2001 (Columbus Hospital Project)                        B2/B         355,950
   500,000     New Jersey Health Care - Kennedy Health Systems Obligation Group B  ,      Aaa/AAA                552,805
               5.75%due 7/1/2008 (Insured: MBIA)
   435,000     New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00%                         A/NR         459,986
               due7/1/2005

New Mexico     (1.10%)
 3,300,000     Farmington Pollution Control Revenue, 3.15% due 9/1/2024 put 4/01/99                        P1/A1+       3,300,000
               (LOC:Barclays Bank) (daily demand note)
   500,000     New Mexico State Hospital Loan Council, 5.50% due 6/1/2001                                 Baa1/A-         515,870
   590,000     Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Norwest                          NR/AA         613,712
               Bank)
   600,000     Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Norwest                          NR/AA         623,892
               Bank)

New York       (3.70%)
   175,000     Albany Housing Authority Housing Revenue, 5.40% due 12/1/2018 (Lark                         Aa3/NR         174,148
               DriveAssociates Project; LOC: Keybank)
   300,000     Allegheny County IDA Civic Facilities, 7.10% due 9/1/2001                                  Baa1/NR         323,181
               (AlfredUniversity Project)
   550,000     Battery Park City Authority Revenue, 7.35% due 5/1/2001 pre-refunded                       Aaa/AAA         562,886
               5/1/99@ 102
 1,935,000     New York City General Obligation, 6.00% due 8/1/2008 (Insured: FGIC)                       Aaa/AAA       2,150,791
 1,000,000     New York City General Obligation, 6.25% due 8/1/2008                                         A3/A-       1,123,030
   450,000     New York City General Obligation Refunding, 8.25% due 11/1/1999 (ETM)                       Aaa/A-         463,149
 1,000,000     New York City General Obligation Refunding, 7.50% due 2/1/2001                               A3/A-       1,066,320
   250,000     New York Housing Finance Agency SVC Contract Obligation Rev. Series                      Baa1/BBB+         277,077
               A,6.375% due 9/15/2015
   200,000     New York Local Government Assistance Corporation Series 1992, 6.875%                       NR/BBB+         216,088
               due3/15/2006
 1,500,000     New York Local Government Assistance Corporation Series 1992, 6.875%                        Aaa/A+       1,661,850
               due4/1/2006
   150,000     New York Medical Care Facilities Finance Agency Revenue, 6.125%                              NR/AA         158,702
               due2/15/2014
   450,000     New York State Dormitory Authority Revenue, 4.90% due 7/1/2008 (St.                         Aa3/NR         461,754
               VincentDePaul Residence Project; LOC: Allied Irish Bank)
   500,000     New York State Dormitory Authority Revenue Series B, 6.25% due 5/15/2014                    A3/AAA         563,005
               pre-refunded 5/15/04 @ 102
 2,000,000     New York State Dormitory Authority Revenue Refunding, 5.20% due                          Baa1/BBB+       2,035,140
               2/15/2013(North General Hospital Project)
   100,000     New York State Dormitory Authority Revenues, 5.25% due 7/1/2010                            Aaa/AAA         106,013
               (SloanKettering Cancer Center)
 1,000,000     New York State Dormitory Authority Revenues, 5.50% due 7/1/2010                            Baa2/AA       1,068,300
               (GoodSamaritan Hospital; Insured: Asset Guaranty)
 1,400,000     New York State Dormitory Authority Revenues FHA Hospital New                               Aaa/AAA       1,515,374
               YorkPresbyterian, 5.50% due 8/1/2010
   100,000     New York State Dormitory Authority Revenues, 5.25% due 7/1/2012                            Aaa/AAA         105,371
               (SloanKettering Cancer Center)
 1,130,000     New York State Dormitory Authority Revenues, 5.00% due 7/1/2014 (St.                         NR/AA       1,127,525
               ThomasAquinas College Project)
 1,000,000     Oneida County Industrial Development Agency Series A, 5.20% due                            Aaa/AAA       1,027,630
               2/1/2013(Civic Facility Mohawk Valley Project; Insured: FSA)
   600,000     Oneida County Industrial Development Agency Rev Refunding Civic                              A1/NR         588,846
               FacilityPresbyterian, 5.00% due 3/1/2014
   100,000     Onondaga County Industrial Development Civic Facilities Revenue, 7.90%                       NR/A+         109,895
               due 1/1/2017 pre-refunded 1/1/03 @ 103 (LOC: Fleet Trust Company)
    20,000     Valley Health Development Corporation Mortgage Revenue Series 1990-A,                       NR/AAA          21,085
               7.85%due 2/1/2002 (Insured: FHA)

North Carolina (0.10%)
   650,000     Craven County Industrial Facilities Pollution Control Financing                              NR/NR         674,355
               AuthoritySolid Waste Revenue, 7.875% due 6/1/2005 (Weyerhaeuser Company
               Project)

North Dakota   (1.10%)
   560,000     Bismarck Hospital Revenue Refunding and Improvement, 7.00% due                             Aaa/AAA         572,869
               5/1/2003(Medical Center One Inc. Project; Insured: BIG)
 3,720,000     Burleigh County Health Care Refunding Medcenter One Incorporated, 5.25%                    Aaa/AAA       3,843,392
               due5/1/2012
   365,000     Grand Forks Health Care System Revenue Bonds Series 1997, 6.25%                            Aaa/AAA         409,786
               due8/15/2006 (Altra Health Systems Obligated Group Project; Insured:
               MBIA)

Ohio           (3.50%)
   650,000     Bellefontaine Hospital Facility Revenue and Refunding Series 1993,                          NR/BBB         688,200
               6.00%due 12/1/2002 (Mary Rutan Health-Logan County Project)
   250,000     Bowling Green State University General Receipts Series 1991, 6.70%                            A2/A         268,393
               due6/1/2007
 1,000,000     Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured:                     Aaa/AAA       1,125,790
               FSA)
 1,660,000     Cleveland Certificate of Participation, 7.10% due 7/1/2002 (Motor                        Baa2/BBB+       1,728,359
               Vehicle &Community Equipment Project)
 1,000,000     Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00%                          NR/NR       1,149,880
               due9/15/2012
 1,500,000     Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due                              NR/NR       1,531,470
               1/1/2018put 1/1/03 (Pelton Retirement Community Project; LOC: First
               National Bankof Ohio)
   900,000     Cuyahoga County Mortgage Revenue Series C, 5.25% due 9/20/2013                              Aaa/NR         909,261
               (StatlerArms Project)
 1,185,000     Cuyahoga County Mortgage Revenue Series C, 5.35% due 9/20/2018                              Aaa/NR       1,197,123
               (StatlerArms Project)
 1,100,000     Franklin County Health Care Revenue Series 1995-A, 6.00% due                                Aa2/NR       1,194,358
               11/1/2010(Heinzerling Foundation Project; LOC: BancOne - Columbus)
   500,000     Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project)                              A3/NR         546,250
 1,445,000     Franklin County Hospital Revenue Refunding, 5.125% due                                      Aa2/NR       1,457,846
               6/1/2012(Worthington Christian Village Project)
   900,000     Hamiliton County Hospital Facilities Refunding Revenue Series 1992,                         Aa2/NR         968,373
               6.80%due 1/1/2008 (Episcopal Retirement Homes, Inc. Project; LOC:
               Fifth/ThirdBank)
   300,000     Hamilton County Health Care Refunding and Improvement, 5.125% due                             NR/A         292,953
               10/1/2018(Twin Towers Project)
   700,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992,                          Aa2/NR         751,324
               6.55%due 1/1/2003 (Episcopal Retirement Homes, Inc. Project; LOC:
               Fifth/ThirdBank)
 1,035,000     Medina City School District Refunding, 0% due 12/1/2011 (Insured: FGIC)                     Aaa/NR         568,960
   585,000     Ohio Economic Development Rev. Series 1995-2, 5.60% due 6/1/2002                             NR/A-         610,477
               (WirtMetal Products Project)
   760,000     Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70%                        Aaa/NR         823,893
               due10/20/2012

Oklahoma       (1.20%)
 1,020,000     Oklahoma City Municipal Impt Authority, 0% due 7/1/2008 (Insured: AMBAC)                   Aaa/AAA         656,544
   180,000     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007                              Aaa/AAA         122,495
   840,000     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011                              Aaa/AAA         453,810
 1,435,000     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013                              Aaa/AAA         687,609
    90,000     Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625%                            NR/AAA          93,145
               due7/1/2001 (FNMA Guaranteed)
   785,000     Pushmataha County Town of Antlers Hospital Authority Revenue Series                          NR/NR         857,047
               1991,8.75% due 6/1/2006
 1,485,000     Tulsa Industrial Development Authority Hospital Revenue, 6.10%                              Aa3/AA       1,619,927
               due2/15/2009 (Medical Center Project)
   500,000     Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due                           Aaa/AAA         538,905
               11/1/2006(Ogden Martin Project; Insured: AMBAC)
   500,000     Woodward Municipal Hospital Authority Revenue Series 1994, 8.25%                             NR/NR         559,350
               due11/1/2009

Oregon         (1.60%)
 1,025,000     Albany Hospital Facility Authority Gross Revenue and Refunding Series                        NR/NR       1,083,681
               1994,7.00% due 10/1/2005 (Mennonite Home Project)
 2,755,000     Clackamas County Hospital Facility Refunding Odd Fellows Home Series                         NR/NR       2,722,904
               A,5.70% due 9/15/2013
 1,200,000     Oregon Economic Development Department Revenue Series CLII, 7.00%                           Aa2/NR       1,293,540
               due12/1/2002 (Smokecraft Project; LOC: Seafirst Bank)
 1,070,000     Oregon Economic Development Department Revenue Series CLII, 7.70%                           Aa2/NR       1,191,959
               due12/1/2014 (Smokecraft Project; LOC: Seafirst Bank)
 1,000,000     Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/2009                           NR/NR       1,066,920
               (AshGrove Cement Project)

Pennsylvania   (3.90%)
   500,000     Allegheny County Hospital Development, 7.00% due 8/1/2015                                     NR/B         495,000
 2,050,000     Allegheny County Hospital Revenue, 6.00% due 4/1/2006 (University                          Aaa/AAA       2,267,874
               ofPittsburgh Hospital; Insured: MBIA)
 1,880,000     Beaver County Hospital Revenue, 6.60% due 7/1/2004 (Insured: AMBAC)                        Aaa/AAA       2,075,689
 1,445,000     Beaver County Industrial Development Authority Health Revenue, 0%                           NR/AA-         643,545
               due2/1/2010 (Guaranteed: FHA)
   555,000     Chartiers Valley School District Capital Appreciation Refunding Series                     Aaa/AAA         393,845
               2,0% due 3/1/2007 (ETM)
 2,800,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004 crossover                           Aaa/AAA       2,995,972
               refunded6/1/01 @ 101 (Insured: FSA)
   800,000     Harrisburg Authority Lease Revenue Series 1991, 6.625% due                                 Aaa/AAA         858,056
               6/1/2006crossover refunded 6/1/01 @ 101 (Insured: Capital Guaranty)
 2,000,000     Lehigh County General Purpose Authority Revenue, 7.80% due 3/15/2020                         NR/NR       2,122,220
               put3/15/02 (Muhlenburg Care Project; LOC: United Jersey Bank)
   750,000     Lehigh County General Purpose Rev, 5.10% due 11/15/2003 (St.                               Aaa/AAA         785,437
               Luke'sHospital, Bethlehem Project; Insured: AMBAC)
   785,000     Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due 11/15/2007                    Aaa/AAA         874,270
   352,182     Lehigh County Industrial Development Authority Revenue, 7.45% due                           Ba3/NR         352,654
               8/1/2001(Kresge Company Project)
   800,000     McKeesport Area School District Series B, 0% due 10/1/2004                                    NR/A         634,800
   400,000     Northeastern Pennsylvania Hospital & Education Authority Series A,                         Aaa/AAA         442,268
               6.30%due 1/1/2005 (Insured: AMBAC)
   975,000     Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004 (ETM)                   Aaa/AAA       1,095,247
   750,000     Pine Richland School District, 0% due 9/1/2003 (Insured: AMBAC)                            Aaa/AAA         623,018
 1,000,000     Scranton Lackawanna Health & Welfare Authority, 7.125% due 1/15/2013                         NR/NR       1,071,540
               Rhode Islan          (0.90%)
   595,000     Pawtucket Public Building Authority Water System Revenue, 7.45%                             Aaa/NR         655,291
               due7/1/2005
   680,000     Providence Public Building Authority Revenue, 7.10% due 12/1/2003                          Baa2/NR         750,027
               (VeazieStreet School and Modular Classroom Project)
   355,000     Rhode Island Health & Educational Building Corporation Series 1991,                         NR/AAA         387,497
               7.10%due 11/1/2002 (South County Hospital Project)
 1,500,000     Rhode Island Housing & Mortgage Finance Rental Housing Program Series                         NR/A       1,523,490
               A,5.05% due 10/1/2001
   720,000     West Warwick General Obligation, 5.90% due 1/1/2005 (Insured: MBIA)                        Aaa/AAA         764,575
               South Carol          (0.30%)
   950,000     Florence County Certificate of Participation Series, 6.00% due 3/1/2008                    Aaa/AAA       1,034,227
   540,000     Liberty Sewer Revenue, 8.25% due 8/1/2007                                                    NR/NR         547,279
               South Dakot          (1.30%)
 2,250,000     South Dakota Health & Educational Revenue Refunding, 5.25% due 9/1/2014                    Aaa/AAA       2,273,197
               (Rapid City Regel Hospital Project)(when issued)
 1,000,000     South Dakota Housing Development Authority Home Ownership Mortgage                         Aa1/AAA       1,023,370
               Series1993-A, 5.20% due 5/1/2002
   500,000     South Dakota Student Loan Series 1991-A, 7.60% due 8/1/2004                                  NR/A+         551,600
 1,860,000     South Dakota Student Loan Revenue, 7.625% due 8/1/2006 (Insured: MBIA)                     Aaa/AAA       1,923,073

Tennessee      (0.50%)
   900,000     Carroll County Industrial Development Board Refunding Revenue Series                         NR/NR         928,728
               1995,7.20% due 4/1/2005 (Henry I Siegel Company Project; Guarantee: CHIC
               by H.I.S.)
   395,000     Carroll County Industrial Development Resource, 7.00% due 4/1/2001                           NR/NR         398,847
               (Henry ISiegel Company Project; Guarantee: CHIC by H.I.S.)
   170,000     Copperhill Industrial Development Board, 7.80% due 12/1/2000 (City                        Baa2/BBB         170,888
               ServicesCompany Project)
 2,000,000     Met Govt Nashville & Davidson County H & E Facs Brd Revenue, 0%                             Aaa/NR         576,640
               due6/1/2021
               Texas           (5.80%)
 3,295,000     Brazos Higher Education Authority Refunding Revenue Series C-1, 6.20%                        Aa/NR       3,419,255
               due11/1/2000
   485,000     Brazos Higher Education Authority Refunding Revenue Series B-1, 6.50%                         A/NR         512,868
               due6/1/2004
   245,000     Brazos Higher Education Authority Student Loan Revenue Series A-2,                          Aaa/NR         254,148
               5.85%due 6/1/2001
 1,130,000     Carroll Independent School District Capital Appreciation Refunding, 0%                     Aaa/AAA         628,563
               due2/15/2011
   135,000     Chimney Hill Municipal Utility District Waterworks and Sewer                                 NR/NR         143,273
               SystemUnlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/2011
   865,000     Chimney Hill Municipal Utility District Waterworks and Sewer                                 NR/NR         921,017
               SystemUnlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/2011
   750,000     Clay Road Municipal Utility District Unlimited Tax and Revenue Series                        NR/NR         792,180
               1991,7.625% due 9/1/2011
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due                           Aaa/AAA         753,840
               2/1/2005(PSF Guaranteed)
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due                           Aaa/AAA         745,160
               2/1/2005(PSF Guaranteed)
 2,690,000     Denison Hospital Authority Hospital, 6.125% due 8/15/2012 (Texoma                          NR/BBB+       2,781,971
               MedicalCenter Incorporated Project)
 3,750,000     El Paso Independent School District Capital Appreciation Refunding, 0%                     Aaa/AAA       2,137,912
               due8/15/2010
 2,500,000     El Paso Independent School District Capital Appreciation Refunding, 0%                     Aaa/AAA       1,337,300
               due8/15/2011
   460,000     El Paso Multi Family Housing Revenue Series A, 6.00% due 12/1/2001                           A1/NR         473,280
   590,000     El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/2002                           A1/NR         613,046
   300,000     Harris County Flood Control District, 0% due 10/1/2006                                      Aa2/AA         185,490
   570,000     Harris County Municipal Utility District 118 Unlimited Tax and                             Aaa/AAA         440,730
               RevenueRefunding Series 1992, 0% due 3/1/2004 (Insured: MBIA)
   525,000     Harris County Municipal Utility District 118 Unlimited Tax and                             Aaa/AAA         377,685
               RevenueRefunding Series 1992, 0% due 3/1/2005 (Insured: MBIA)
   880,000     Houston Water Conveyance System Contract Certificate of                                    Aaa/AAA       1,015,907
               ParticipationSeries F, 7.20% due 12/15/2004 (Insured: AMBAC)
   465,000     Hunt Memorial Hospital District, 0% due 2/15/2001                                              A/A         431,897
 2,000,000     Leander Independent School District Unlimited Tax School Building                           Aaa/NR       1,576,040
               &Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
   800,000     Mesquite General Obligation, 0% due 2/15/2002                                               Aa3/A+         714,184
   800,000     Midland County Hospital District Revenue Series 1991, 0% due 6/1/2007                        NR/A-         520,456
   500,000     North Texas Higher Education Authority Series D, 6.30% due 4/1/2010                           A/NR         526,725
   600,000     North Texas Higher Education Authority Student Loan Revenue, 6.30%                            A/NR         632,664
               due4/1/2009
   500,000     Panhandle Plains High Education Loan Series E, 5.55% due 3/1/2005                             A/NR         525,395
   715,000     Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris                               Aaa/AAA         785,456
               MethodistHealth Systems Project; Insured: AMBAC)
 1,100,000     Texas Water Resource Financing Authority Revenue, 7.30% due                                Aaa/AAA       1,112,155
               2/15/2004(Insured: AMBAC)
   500,000     Travis County Health Facilities Hospital Series B, 5.00% due 11/1/2012                     Aa2/AA+         505,680
   500,000     Trinity Water Revenue, 5.75% due 10/15/2000 (Livingston Project)                              A/A+         500,950
   775,000     Waller Consolidated Independent School District, 7.25% due 2/15/2010                       Aaa/AAA         926,427

Utah           (1.30%)
 2,000,000     Intermountain Power Agency Revenue, 0% due 7/1/2000 (ETM)                                  Aaa/AAA       1,918,880
   285,000     Ogden Neighborhood Development Agency Tax Increment Revenue, 0%                              A1/NR         202,202
               due12/30/2005
 2,500,000     Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40%                        Aa2/NR       2,647,525
               due12/15/2018 put 12/15/03 (Summertree Project; LOC: First Security
               Bank)
   930,000     Utah State Housing Finance Agency Single Family Mortgage D 2 Class I,                      Aa2/AA-         970,631
               5.85%due 7/1/2015

Virginia       (2.00%)
   500,000     Arlinton County Industrial Development Housing Mortgage Senior                                NR/A         528,905
               LienArlinton Housing, 6.30% due 7/1/2016
 2,000,000     Hampton Redevelopment Housing Authority Multi Family Housing                               Baa2/NR       2,183,460
               RefundingSeries 1994, 7.00% due 7/1/2024 put 7/1/04 (Chase Hampton
               ApartmentsProject)
   100,000     Peninsula Ports Authority Hospital Revenue, 8.00% due 8/1/1999                             NR/BBB+         101,242
               (MaryImmaculate Hospital Project)
 2,000,000     Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024                           Baa2/NR       2,183,460
               put7/1/04 (Chase Heritage @ Dulles Project)
   665,000     Virginia Beach General Obligation, 5.90% due 7/15/2008                                      Aa2/AA         720,794
 1,000,000     Virginia Housing Dev. Auth. Commonwealth Mortgage Series 1992-C, 6.75%                     Aa1/AA+       1,058,350
               due7/1/2011
   250,000     Virginia Housing Development Authority Series A, 7.10% due 1/1/2017                        Aa1/AA+         260,300
 1,030,000     Virginia State Housing Development Authority Series C-7, 5.40% due                         Aa1/AA+       1,050,991
                1/1/2001
 1,000,000     Virginia State Housing Development Authority Series H-1, 6.60% due                         Aa1/AA+       1,067,310
                7/1/2008

Washington     (2.40%)
 1,000,000     Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due                            Aaa/AAA       1,086,100
               9/1/2003(Insured: FGIC)
 1,100,000     Clark County Industrial Revenue Solid Waste Transfer Stations Series                         A1/NR       1,195,172
               1991,7.50% due 12/15/2006 (Columbia Resource Company Project; LOC: U.S.
               Bank ofOregon)
   450,000     Grant County Public Utility District 002 Wanapum Hydro Electric                            Aaa/AAA         482,967
               RevenueSeries C, 6.00% due 1/1/2003 (Insured: AMBAC)
   415,000     Grant County Public Utility District 002 Wanapum Hydro Electric                            Aaa/AAA         458,222
               RevenueSeries C, 6.00% due 1/1/2006 (Insured: AMBAC)
 1,040,000     Grant County Public Utility District 2 Second Series Series A, 5.00%                       Aaa/AAA       1,037,358
               due1/1/2013 (when issued)
 1,500,000     Pilchuck Development Public Corporation IDRB Series 1993, 6.25%                              A1/NR       1,562,760
               due8/1/2010 (Little Neck Properties Project; LOC: U.S. Bancorp)
   790,000     Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002                                A3/BBB+         845,174
 1,300,000     Washington Health Care Facilities Refunding, 5.125% due 8/15/2017                          Aaa/AAA       1,296,087
               (VirginiaMason Med Center A)
   400,000     Washington Health Care Facilities Authority Revenue, 7.875% due                              NR/A+         432,532
               12/1/2009(LOC: Allied Irish Banks)
   400,000     Washington Public Power Supply System Series 1991-A, 6.75% due                              Aaa/AA         434,716
               7/1/2005(Project: 1)
   960,000     Washington Public Power Supply System, 0% due 7/1/2010 (Project: 3)                        Aa1/AA-         557,482
   870,000     Washington State General Obligation Series A, 6.60% due 2/1/2002                           Aa1/AA+         935,520
   500,000     Washington State Public Power Supply 2, 5.70% due 7/1/2008                                 Aaa/AAA         548,920
               (NuclearProject; Insured: MBIA)

West Virginia  (1.20%)
 3,100,000     West Virginia Parkway Economic Development Tourism Authority Series                        Aaa/AAA       3,252,892
               1993,6.91% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
 2,000,000     West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50%                    Aaa/AAA       2,154,000
               due7/1/2005 (Insured: MBIA)

Wisconsin      (1.00%)
   315,000     Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project;                            NR/NR         335,443
               SBAGuaranty)
 1,000,000     Wisconsin Health and Education, 7.75% due 11/1/2015 (Hess Memorial                           NR/NR       1,106,350
               HospitalProject)
   835,000     Wisconsin Health and Educational Facilities United Health                                  Aaa/AAA         879,698
               GroupIncorporated, 5.25% due 12/15/2009
 1,200,000     Wisconsin Health and Educational Facilities Franciscan Sisters Christian                     NR/A-       1,194,336
               A,5.50% due 2/15/2018
   220,000     Wisconsin Housing & Economic Development Series F, 7.40% due 7/1/2013                       Aa2/AA         238,064
 1,000,000     Wisconsin Housing & Economic Development Series F, 5.20% due 7/1/2018                       Aa2/AA         998,710

U. S. Virgin Islands  (0.70%)
 2,760,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due                              NR/NR       3,002,576
               7/1/2011pre-refunded 7/01/01

TOTAL INVESTMENTS  (100%) (Cost $431,308,876)                                                                     $   452,927,980


* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the highest grades by Moody's or S&P. ** The cost for federal income tax purpose is the same.

+ Credit ratings are unaudited.

See notes to financial statements.

Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200